Annual Total Returns - FidelitySeriesOpportunisticInsightsFund-PRO - FidelitySeriesOpportunisticInsightsFund-PRO - Fidelity Series Opportunistic Insights Fund - Fidelity Series Opportunistic Insights Fund
Mar. 01, 2025
Bar Chart Table:
Annual Return 2015	7.10%
Annual Return 2016	1.33%
Annual Return 2017	32.96%
Annual Return 2018	(1.87%)
Annual Return 2019	30.53%
Annual Return 2020	31.18%
Annual Return 2021	24.81%
Annual Return 2022	(25.73%)
Annual Return 2023	33.20%
Annual Return 2024	36.35%